PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
PROPERTY AND EQUIPMENT
Property and equipment, gross	$ 51,022	$ 53,846
Less: accumulated depreciation	(44,742)	(45,158)
Property, Plant and Equipment, Net, Total	6,280	8,688
Depreciation expense	$ 1,631	$ 3,663	$ 7,862
Office equipment and furniture | Minimum
PROPERTY AND EQUIPMENT
Estimated useful lives of property and equipment	3 years
Office equipment and furniture | Maximum
PROPERTY AND EQUIPMENT
Estimated useful lives of property and equipment	5 years